Quarterly Holdings Report
for
Fidelity Advisor® Equity Growth Fund
February 28, 2025
EPG-NPRT1-0425
1.797923.121
Common Stocks - 98.6%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	431,371	11,250,156
Pharmaceuticals - 0.5%
UCB SA	322,500	60,736,713
TOTAL BELGIUM		71,986,869
BRAZIL - 1.4%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	58,617	124,377,654
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	3,526,500	33,254,895
TOTAL BRAZIL		157,632,549
CANADA - 1.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd (United States)	513,600	14,519,472
Information Technology - 1.1%
IT Services - 1.1%
Shopify Inc Class A (United States) (b)	1,077,200	120,646,400
TOTAL CANADA		135,165,872
CHINA - 3.8%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	1,915,000	117,861,594
Consumer Discretionary - 2.8%
Automobiles - 0.9%
BYD Co Ltd H Shares	2,229,240	106,826,851
Broadline Retail - 0.5%
PDD Holdings Inc Class A ADR (b)	544,200	61,870,098
Hotels, Restaurants & Leisure - 1.4%
Meituan B Shares (b)(c)(d)	3,241,200	67,673,161
Trip.com Group Ltd ADR	1,562,363	88,554,735
		156,227,896
TOTAL CONSUMER DISCRETIONARY		324,924,845

TOTAL CHINA		442,786,439
DENMARK - 0.5%
Health Care - 0.5%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	164,248	13,273,535
Pharmaceuticals - 0.4%
Novo Nordisk A/S Class B ADR	557,100	50,501,115
TOTAL DENMARK		63,774,650
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	431,167	48,687,378
ISRAEL - 0.8%
Health Care - 0.5%
Biotechnology - 0.0%
Gamida Cell Ltd (e)	1,892,438	19
Gamida Cell Ltd warrants 4/21/2028 (b)(e)	353,699	3
		22
Pharmaceuticals - 0.5%
Teva Pharmaceutical Industries Ltd ADR (b)	3,794,454	62,456,713
TOTAL HEALTH CARE		62,456,735

Information Technology - 0.3%
IT Services - 0.3%
Wix.com Ltd (b)	179,000	35,923,510
TOTAL ISRAEL		98,380,245
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	866,110	43,506,427
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	462,409	51,037,950
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
eMemory Technology Inc	136,000	12,164,986
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,669,624	301,417,221

TOTAL TAIWAN		313,582,207
UNITED KINGDOM - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (b)	169,213	4,969,785
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	653,397	31,604,813
TOTAL UNITED KINGDOM		36,574,598
UNITED STATES - 86.1%
Communication Services - 8.1%
Entertainment - 1.3%
Live Nation Entertainment Inc (b)	426,138	61,091,144
ROBLOX Corp Class A (b)	1,413,100	89,929,684
		151,020,828
Interactive Media & Services - 6.8%
Alphabet Inc Class A	3,119,677	531,218,600
Epic Games Inc (b)(e)(f)	3,289	2,150,808
Meta Platforms Inc Class A	388,151	259,362,498
		792,731,906
Consumer Discretionary - 14.5%
Broadline Retail - 10.6%
Amazon.com Inc (b)	5,796,381	1,230,455,759
Savers Value Village Inc (b)(g)	1,247,010	9,327,634
		1,239,783,393
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	58,988	18,408,385
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	1,055,926	146,636,444
Carnival Corp (b)	472,600	11,309,318
Kura Sushi USA Inc Class A (b)	219,351	13,643,632
Starbucks Corp	474,500	54,951,845
		226,541,239
Household Durables - 0.3%
Blu Homes Inc (b)(e)(f)	12,123,162	3,758
TopBuild Corp (b)	107,097	32,813,450
		32,817,208
Specialty Retail - 1.5%
Floor & Decor Holdings Inc Class A (b)	264,300	25,539,309
Lowe's Cos Inc	592,000	147,194,880
		172,734,189
TOTAL CONSUMER DISCRETIONARY		1,690,284,414

Consumer Staples - 1.7%
Beverages - 0.6%
Constellation Brands Inc Class A	431,100	75,658,050
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	1,727,800	124,246,098
TOTAL CONSUMER STAPLES		199,904,148

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy Inc	544,436	124,436,292
Range Resources Corp	1,541,013	57,202,403
		181,638,695
Financials - 9.9%
Banks - 0.3%
Huntington Bancshares Inc/OH	1,414,200	23,291,874
M&T Bank Corp	116,800	22,392,896
		45,684,770
Capital Markets - 1.3%
Intercontinental Exchange Inc	696,600	120,672,018
Morgan Stanley	231,600	30,828,276
		151,500,294
Consumer Finance - 1.0%
Capital One Financial Corp	552,835	110,871,059
Financial Services - 6.0%
Mastercard Inc Class A	521,689	300,654,588
Rocket Cos Inc Class A (g)	1,701,274	23,817,836
Toast Inc Class A (b)	2,270,000	87,622,000
Visa Inc Class A	786,379	285,227,527
		697,321,951
Insurance - 1.3%
Arthur J Gallagher & Co	448,693	151,541,574
TOTAL FINANCIALS		1,156,919,648

Health Care - 15.0%
Biotechnology - 3.5%
Adamas Pharmaceuticals Inc rights (b)(e)	1,000,100	20,002
Adamas Pharmaceuticals Inc rights (b)(e)	1,000,100	10
Alnylam Pharmaceuticals Inc (b)	416,766	102,837,011
Arcellx Inc (b)	61,700	3,999,394
Beam Therapeutics Inc (b)(g)	74,279	1,956,509
Biogen Inc (b)	230,700	32,413,350
Blueprint Medicines Corp (b)	41,532	4,010,745
Cytokinetics Inc (b)	210,437	9,680,102
Exact Sciences Corp (b)	2,068,706	98,077,351
Gilead Sciences Inc	912,100	104,262,152
Hookipa Pharma Inc (b)	66,861	102,297
Insmed Inc (b)	281,032	22,918,160
Janux Therapeutics Inc (b)	83,024	2,730,659
Krystal Biotech Inc (b)	33,264	5,962,572
Moderna Inc (b)	385,578	11,937,495
Seres Therapeutics Inc (b)	234,619	178,146
Synlogic Inc (b)	43,116	60,362
Vor BioPharma Inc (b)	474,168	512,101
XOMA Royalty Corp (b)	290,628	6,597,256
		408,255,674
Health Care Equipment & Supplies - 4.6%
Align Technology Inc (b)	299,374	55,991,919
Boston Scientific Corp (b)	3,628,230	376,573,992
Ceribell Inc	110,500	2,568,020
Glaukos Corp (b)	248,358	29,807,927
Hologic Inc (b)	497,095	31,510,852
Penumbra Inc (b)	123,359	35,211,593
Pulmonx Corp (b)	196,759	1,696,063
RxSight Inc (b)	53,789	1,525,456
		534,885,822
Health Care Providers & Services - 1.7%
HealthEquity Inc (b)	1,164,630	127,829,789
Humana Inc	198,700	53,732,454
UnitedHealth Group Inc	27,500	13,061,400
		194,623,643
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	137,400	30,796,836
Life Sciences Tools & Services - 1.7%
10X Genomics Inc Class A (b)	514,134	5,496,092
Bio-Techne Corp	284,942	17,595,169
Bruker Corp	842,942	39,803,721
Codexis Inc (b)	1,122,880	3,413,555
Danaher Corp	338,747	70,378,077
MaxCyte Inc (United States) (b)	1,126,821	3,763,582
Thermo Fisher Scientific Inc	105,300	55,699,488
		196,149,684
Pharmaceuticals - 3.3%
Aclaris Therapeutics Inc (b)	156,646	311,725
Eli Lilly & Co	277,158	255,159,970
Royalty Pharma PLC Class A	3,846,500	129,396,260
Zevra Therapeutics Inc (b)	659,820	5,285,158
		390,153,113
TOTAL HEALTH CARE		1,754,864,772

Industrials - 8.2%
Aerospace & Defense - 1.5%
GE Aerospace	826,110	170,988,248
Loar Holdings Inc	9,398	682,952
		171,671,200
Building Products - 0.0%
Simpson Manufacturing Co Inc	29,700	4,882,679
Electrical Equipment - 1.0%
GE Vernova Inc	352,317	118,089,612
Ground Transportation - 0.8%
Uber Technologies Inc (b)	1,201,022	91,289,682
Machinery - 2.2%
Deere & Co	302,700	145,535,133
Ingersoll Rand Inc	643,763	54,578,227
Westinghouse Air Brake Technologies Corp	304,857	56,508,294
		256,621,654
Professional Services - 2.0%
Equifax Inc	726,007	178,016,917
KBR Inc	484,859	23,772,637
UL Solutions Inc Class A	693,665	36,896,041
		238,685,595
Trading Companies & Distributors - 0.7%
Ferguson Enterprises Inc (United Kingdom)	454,715	80,306,835
TOTAL INDUSTRIALS		961,547,257

Information Technology - 24.8%
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd (b)	1,503,841	56,980,536
Jabil Inc	357,272	55,348,578
		112,329,114
Semiconductors & Semiconductor Equipment - 11.3%
Astera Labs Inc (b)	17,396	1,293,393
Broadcom Inc	301,800	60,187,974
NVIDIA Corp	9,767,358	1,220,138,361
SiTime Corp (b)	175,809	27,276,766
		1,308,896,494
Software - 7.3%
Appfolio Inc Class A (b)	23,400	5,019,300
Asapp Inc warrants 8/28/2028 (b)(e)(f)	2,071,818	2,941,982
DocuSign Inc (b)	402,800	33,500,876
HubSpot Inc (b)	185,573	134,352,996
Microsoft Corp	1,398,852	555,330,256
Nutanix Inc Class A (b)	262,614	20,192,390
OpenAI Global LLC rights (b)(e)(f)	6,393,400	6,840,938
SailPoint Inc (g)	62,900	1,509,600
Servicenow Inc (b)	78,934	73,389,676
Zeta Global Holdings Corp Class A (b)(g)	1,130,400	19,454,184
		852,532,198
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc	2,531,068	612,113,485
TOTAL INFORMATION TECHNOLOGY		2,885,871,291

Materials - 1.6%
Construction Materials - 0.4%
Eagle Materials Inc	21,100	4,773,031
Martin Marietta Materials Inc	89,600	43,289,344
		48,062,375
Containers & Packaging - 0.7%
International Paper Co	1,370,400	77,222,040
Metals & Mining - 0.5%
Carpenter Technology Corp	293,000	60,671,510
TOTAL MATERIALS		185,955,925

Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Zillow Group Inc Class A (b)	182,800	13,598,492
Zillow Group Inc Class C (b)	814,700	62,454,902
		76,053,394
TOTAL UNITED STATES		10,036,792,278
TOTAL COMMON STOCKS (Cost $8,238,568,962)		11,499,907,462

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $1,618,999)	1,619,000	1,590,182

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(e)(f)	846	1,120,155
Canva Inc Series A2 (b)(e)(f)	154	203,905

TOTAL AUSTRALIA		1,324,060
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(e)(f)	57,400	726,110
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	111,100	287,748
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc, Series F (e)(f)	208,346	8,046,323
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(e)(f)	367,427	760,574
Asapp Inc Series D (b)(e)(f)	3,611,038	6,355,427
xAI Corp Series C (e)(f)	378,200	8,188,030
		15,304,031
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(e)(f)	76,285	1,055,784
Illuminated Holdings Inc Series C3 (b)(e)(f)	95,356	1,319,728
Illuminated Holdings Inc Series C4 (b)(e)(f)	27,230	376,863
Illuminated Holdings Inc Series C5 (b)(e)(f)	53,844	745,201
		3,497,576
TOTAL UNITED STATES		27,861,788
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,424,081)		29,185,848

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $2,252,000)	2,252,000	2,577,864

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.35	375,390,246	375,465,324
Fidelity Securities Lending Cash Central Fund (i)(j)	4.35	33,240,312	33,243,636
TOTAL MONEY MARKET FUNDS (Cost $408,708,960)			408,708,960

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $8,690,573,002)	11,941,970,316
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(276,807,237)
NET ASSETS - 100.0%	11,665,163,079

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,673,161 or 0.6% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,673,161 or 0.6% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,291,380 or 0.4% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	732,470

Anduril Industries Inc, Series F	8/07/24	4,528,734

Asapp Inc Series C	4/30/21	2,423,953

Asapp Inc Series D	8/29/23	13,944,023

Asapp Inc warrants 8/28/2028	8/29/23	2

Blu Homes Inc	5/21/20	20,968

Canva Inc Series A	9/22/23	902,395

Canva Inc Series A2	9/22/23	164,266

ElevateBio LLC Series C	3/09/21	466,065

Epic Games Inc	3/29/21	2,910,765

Illuminated Holdings Inc 15%	6/14/23	1,619,000

Illuminated Holdings Inc 15%	9/27/23	2,252,000

Illuminated Holdings Inc Series C2	7/07/20	1,907,125

Illuminated Holdings Inc Series C3	7/07/20	2,860,680

Illuminated Holdings Inc Series C4	1/08/21	980,280

Illuminated Holdings Inc Series C5	6/16/21	2,326,061

OpenAI Global LLC rights	9/30/24	6,393,400

xAI Corp Series C	11/22/24	8,188,030

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	278,492,104	1,535,925,556	1,438,952,336	3,613,260	-	-	375,465,324	375,390,246	0.7%
Fidelity Securities Lending Cash Central Fund	10,560,313	152,010,100	129,326,777	7,886	-	-	33,243,636	33,240,312	0.1%
Total	289,052,417	1,687,935,656	1,568,279,113	3,621,146	-	-	408,708,960	408,630,558

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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